Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2013
Principles of Consolidation and Basis of Accounting [Policy Text Block]

Principles of Consolidation and Basis of Accounting

Effective July 30, 2012, Search By Headlines.com Corp. entered into a merger agreement with Naked Inc. This merger was accounted for as a reverse acquisition and is considered to be a capital transaction, in substance, rather than a business combination. The transaction was effectively a reverse recapitalization equivalent to the issuance of stock by a private company for the net monetary assets of the non-operating company accompanied by the recapitalization. Accordingly, the accounting for the share exchange was similar to that resulting from a reverse acquisition; except that the transaction was consummated at book value and no goodwill or intangible assets were recognized. The accompanying consolidated financial statements have been adjusted to give retroactive effect for the change in reporting entity from Search By Headlines.com Corp. to Naked Inc., and to reflect the change in capital structure as a result of the merger.

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Naked. All inter-company transactions and balances were eliminated.

The comparative figures are those of Naked (Note 4).

Reporting Currency and Foreign Currency [Policy Text Block]

Reporting Currency and Foreign Currency

Since the date of the reverse acquisition, the functional currency of the Company has been the US dollar. Transaction amounts denominated in foreign currencies are translated into their US dollar equivalents at exchange rates prevailing at the transaction dates. Foreign currency gains and losses on transactions or settlements are recognized in the consolidated statement of operations.

The functional currency of Naked changed from Canadian dollars to US dollars on November 1, 2012, triggered by a shift in cash flows from operations and an accumulation of other factors. Balances denominated in foreign currencies were re-measured at the date of change using the exchange rate in effect on that date. Revenue and expense items were translated at average rates for the period up to the date of change and translation adjustments accumulated in other comprehensive income up to the date of change were retained in that account.

These financial statements have been presented in US dollars, which is the Company’s reporting currency. Prior to the change in functional currency, and for the year ended January 31, 2012, financial statements of foreign operations for which the functional currency is the local currency are translated into US dollars with assets and liabilities translated at the current rate on the balance sheet date and revenue and expense items translated at the average rates for the period. Translation adjustments are recorded as accumulated other comprehensive income (loss) in stockholders’ equity.

Segment Reporting [Policy Text Block]

Segment Reporting

The Company used several factors in identifying and analyzing reportable segments, including the basis of organization, such as differences in products and services, and geographical areas. Our chief operating decision makers review financial information presented on a consolidated basis for the purposes of making operating decisions and assessing financing performance. Accordingly, the Company has determined that as of January 31, 2013 and 2012, there is only a single reportable operating segment.

The Company operates in one industry, the manufacture and sale of direct and wholesale undergarments. Revenues from external customers are all derived from customers located within North America as follows:

	2013	2012

United States	$410,012	$52,145
Canada	156,496	141,360

	$566,508	$193,505

At January 31, 2013 and 2012 substantially all of the Company’s long-lived assets were located in Canada.

Revenue Recognition, Accounts Receivable and Allowance for Doubtful Accounts [Policy Text Block]

Revenue Recognition, Accounts Receivable and Allowance for Doubtful Accounts

Sales are recorded when title and risk of loss has passed to the customer, when persuasive evidence of a sales arrangement exists, the selling price is fixed and determinable and collectability is reasonable assured.

Accounts receivables consist of amounts due from customers and are recorded upon the shipment of product to customers. Credit terms are extended to customers in the normal course of business and no collateral is required. The Company estimates an allowance for doubtful accounts based on historical losses, the existing economic conditions and the financial stability of its customers. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received.

Inventory [Policy Text Block]

Inventory

Inventory is stated at the lower of cost or market value. Cost is determined using the weighted average method, which under the circumstances, management believes will provide for the most practical basis for the measurement of periodic income. Management periodically reviews inventory for slow moving or obsolete items and considers realizability based on the Company’s marketing strategies and sales forecasts to determine if an allowance is necessary. If market value is below cost then an allowance is created to adjust the inventory carrying amount to reflect this.

Property and Equipment [Policy Text Block]

Property and Equipment

Property and equipment are recorded at cost. Property and equipment is depreciated using the straight-line method over the estimated useful lives.

The estimated useful lives for each asset group are as follows:

Years

Furniture and equipment	4
Computer equipment	2

At the time depreciable property is retired or otherwise disposed of the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is reflected in the consolidated statement of operations.

Intangible Assets [Policy Text Block]

Intangible Assets

Indefinite-life intangible assets, consisting of costs to acquire trademarks with an indefinite life, are recorded at cost, net of impairment charges, if applicable. No amortization has been taken on indefinite life intangible assets. Indefinite-life intangible assets are reviewed for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Website Costs [Policy Text Block]

Website Costs

The Company recognizes the costs associated with developing a website in accordance with ACS Topic 350–40 (prior authoritative literature: the American Institute of Certified Public Accountants (“AICPA”) Statement of Position (“SOP”) No. 98–1, “Accounting for the Costs of Computer Software Developed or Obtained for Internal Use”). Relating to website development costs, the Company follows the guidance pursuant to ASC Topic 350–50 (prior authoritative literature: Emerging Issues Task Force (EITF) No. 00–2, “Accounting for Website Development Costs”).

Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Internal and external costs incurred to develop internal–use computer software during the application development stage are capitalized. Training costs are not internal–use software development costs and, if incurred during this stage, are expensed as incurred.

These capitalized costs are amortized based on their estimated useful life over two years.

Impairment of Long-Lived Assets [Policy Text Block]

Impairment of Long-Lived Assets

In July 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment (ASU No. 2012-02). Under ASU No 2012-02, the Company is permitted to assess qualitative factors to determine if it is more likely- than-not that an impairment of indefinite-lived intangible assets exists. If examination of the qualitative factors yields a determination that it is not more-likely-than-not that impairment exists, then it is not necessary to perform the quantitative indefinite-life intangible asset impairment calculations outlined in existing accounting guidance. ASU No. 2012-02 is effective for impairment tests performed for fiscal years beginning after September 15, 2012. The Company early adopted ASU No 2012-02 in fiscal year ended 2013 with no effect on stockholders’ equity or net loss.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the related carry amounts may not be recoverable. Such a review involves assessing qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that a long-lived asset is impaired.

If the Company assesses that there is a likelihood of impairment, then the Company will perform a quantitative analysis comparing the carrying value of the assets with the estimated future net undiscounted cash flows expected to result from the use of the assets, including cash flows from disposition. Should the sum of the expected future net cash flows be less than the carrying value, the Company would recognize an impairment loss at that date for the amount by which the carrying amount of the asset exceeds its fair value. Management has determined that no impairment currently exists.

Shipping and Handling Costs [Policy Text Block]

Shipping and Handling Costs

Financial Accounting Standards Board ASC Sub-Topic 605-45, Revenue Recognition – Principal Agent Considerations (formally Emerging Issues Task Force Issue No. 00-10, Accounting for Shipping and Handling Fees and Costs ) requires shipping and handling fees billed to customers to be classified as revenue, and shipping and handling costs to be classified as either cost of sales or disclosed in the notes to the financial statements.

Shipping and handling costs are included in cost of goods sold in the period they are incurred. Costs recovered in respect of shipping and handling are offset against cost of goods sold in the period the recovery is recognized.

Advertising Expense [Policy Text Block]

Advertising Expense

The Company expenses advertising costs to operations during the year in which they were incurred. The Company expensed $68,122 and $21,374 related to advertising for the years ended January 31, 2013 and 2012, respectively.

Income Taxes [Policy Text Block]

Income Taxes

The current income tax represents the amount of income taxes expected to be paid or the benefit expected to be received for the current year taxable income or loss. Deferred income taxes are recognized for the future tax consequences of temporary differences arising between the carrying value of assets and liabilities for financial statement and tax reporting purposes. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments

The Company accounts for its financial assets and liabilities in accordance with ASC Topic 820, Fair Value Measurements and Disclosures . ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The fair value hierarchy contains three levels of inputs that may be used to measure fair value as follows:

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals;

Level 3 inputs are unobservable inputs for the asset or liability which are typically based on an entity’s own assumptions, as there is little, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, notes payable, related party payables and convertible promissory notes. Other than convertible promissory notes, the fair values of these financial instruments approximate their respective carrying values because of the short maturity of these instruments.

The fair value of the Company’s convertible promissory notes is based on Level 3 inputs in the fair value hierarchy. The Company calculated the fair value of these notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion feature using the following assumptions:

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Actual results could materially differ from those estimates. The most significant estimates made by the Company are those relating to uncollectible receivables, inventory valuation and obsolescence, and product returns.

Loss per share [Policy Text Block]

Loss per share

Earnings or loss per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income (loss) by the weighted-average of all potentially dilutive shares of common stock that were outstanding during the periods presented.

The treasury stock method is used in calculating diluted EPS for potentially dilutive stock options and share purchase warrants, which assumes that any proceeds received from the exercise of in-the-money stock options and share purchase warrants, would be used to purchase common shares at the average market price for the period.

EPS for convertible debt is calculated under the “if-converted” method. Under the if converted method, EPS is calculated as the more dilutive of EPS (i) including all interest (both cash interest and non-cash discount amortization) and excluding all shares underlying the Notes or; (ii) excluding all interest (both cash interest and non-cash discount amortization) and including all shares underlying the convertible debt. For the years ended January 31, 2013 and 2012, diluted EPS was calculated by including interest expense related to the convertible debt and excluding the shares underlying the convertible debt.

Accounting for Stock-Based Compensation [Policy Text Block]

Accounting for Stock-Based Compensation

ASC Topic 718, Compensation – Stock Compensation , requires that compensation expense for employee stock-based compensation be recognized over the requisite service period based on the fair value of the award, at the date of grant.

The Company accounts for the granting of equity based awards to employees using the fair value method whereby all awards to employees will be recorded at fair value on the date of the grant. The fair value of all equity based awards is expensed over their vesting period with a corresponding increase to additional paid in capital. The fair value of equity based awards is estimated using the most recent share offering of the same or similar share classes (approximate market value). Compensation costs for stock-based payments to employees with graded vesting are recognized on a straight-line basis.

Based on guidance in ASC 505-50, stock-based payments to non-employees are measured at the fair value of the consideration received, or the fair value of the equity instruments issued, or liabilities incurred, whichever is more reliably measurable. The fair value of stock-based payments to non-employees is periodically re-measured until the counterparty performance is complete, and any change therein is recognized over the vesting period of the award. Compensation costs for stock-based payments with graded vesting are recognized on a straight-line basis. The cost of the stock-based payments to non-employees that are fully vested and non-forfeitable as at the grant date are measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term.

Comparative Figures [Policy Text Block]

Comparative Figures

Certain comparative figures have been reclassified to conform to the current year’s presentation.

i)	The Company determined that certain changes in cash flow activities should not have been recorded to operating activities in 2012. The Company revised the presentation of related party advances and advances under debt factoring arrangements from operating activities to financing activities on the consolidated statements of cash flows. This had an effect of increasing net cash flows used in operating activities by $70,277 and increasing net cash provided by financing activities by $70,277.

ii)	The Company determined that inventory write-downs and losses should be presented as a component of cost of sales on the statement of comprehensive loss. Previously, the Company had presented these amounts as a component of general and administrative expenses. This had an effect of decreasing gross profit by $38,676 and decreasing general and administrative and total operating expenses by $38,676.

These revisions did not have an impact on the net change in cash or on the reported operating loss, net loss or comprehensive loss for the year ended January 31, 2012.